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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):            [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:           Benham & Green Capital Management, LLC
         Address:        1299 Prospect Street, Suite 301
                         La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

/s/ James A. Benham         LA JOLLA, CALIFORNIA                MAY 9, 2000
-------------------         --------------------               -------------
[Signature]                    [City, State]                      [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Entry Total:                       25

Form 13F Information Table Value Total:                       $165,359
                                                              (x1000)

List of Other Included Managers:                              None

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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

                                                       Form 13F Information Table

           Column 1             Column 2       Column 3       Column 4                 Column 5              Column 6      Column 7
        Name of Issuer       Title of Class      CUSIP          Value       Shrs or      Sh/        Put/     Investment      Other
                                                               (x1000)      Prn Amt      Prn        Call     Discretion     Managers
American Express Co               Com         025816 10 9          $569       3,818     Sh                    Sole           N/A
Bristol Myers Squibb Co           Com         110122 10 8          $882      15,200     Sh                    Sole           N/A
Chase Manhattan Corp New          Com         16161A 10 8        $4,504      51,659     Sh                    Sole           N/A
Cisco Sys Inc                     Com         17275R 10 2       $15,516     200,688     Sh                    Sole           N/A
Citigroup Inc                     Com         172967 10 1        $5,480      91,528     Sh                    Sole           N/A
Dell Computer Corp                Com         247025 10 9        $3,640      67,495     Sh                    Sole           N/A
E-tek Dynamics Inc                Com         269240 10 7        $1,159       4,925     Sh                    Sole           N/A
General Elec Co                   Com         369604 10 3          $617       3,965     Sh                    Sole           N/A
Harmonic Inc                      Com         413160 10 2        $1,110      13,335     Sh                    Sole           N/A
Hewlett Packard Co                Com         428236 10 3        $4,092      30,867     Sh                    Sole           N/A
Home Depot Inc                    Com         437076 10 2          $347       5,388     Sh                    Sole           N/A
Intel Corp                        Com         458140 10 0       $10,236      77,585     Sh                    Sole           N/A
Internet Cap Group Inc            Com         46059C 10 6        $2,076      22,991     Sh                    Sole           N/A
Johnson & Johnson                 Com         478160 10 4        $2,597      36,972     Sh                    Sole           N/A
Lucent Technologies Inc           Com         549463 10 7          $262       4,231     Sh                    Sole           N/A
Microsoft Corp                    Com         594918 10 4        $4,114      38,723     Sh                    Sole           N/A
Nextel Communications Inc         Cl A        65332V 10 3          $263       1,775     Sh                    Sole           N/A
Nokia Corp                     Spnsrd ADR     654902 20 4       $18,880      85,045     Sh                    Sole           N/A
Pfizer Inc                        Com         717081 10 3        $3,052      83,470     Sh                    Sole           N/A
Qualcomm Inc                      Com         747525 10 3       $60,358     404,241     Sh                    Sole           N/A
Rambus Inc Del                    Com         750917 10 6       $18,780      63,769     Sh                    Sole           N/A
Sun Microsystems Inc              Com         866810 10 4          $368       3,932     Sh                    Sole           N/A
Tellabs Inc                       Com         879664 10 0        $2,824      44,830     Sh                    Sole           N/A
Texas Instrs Inc                  Com         882508 10 4          $250       1,561     Sh                    Sole           N/A
Warner Lambert Co                 Com         934488 10 7        $3,383      34,632     Sh                    Sole           N/A



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                                              Column 8
                                         Voting Authority
                                     Sole     Shared    None
American Express Co                  3,818
Bristol Myers Squibb Co             15,200
Chase Manhattan Corp New            51,659
Cisco Sys Inc                      200,688
Citigroup Inc                       91,528
Dell Computer Corp                  67,495
E-tek Dynamics Inc                   4,925
General Elec Co                      3,965
Harmonic Inc                        13,335
Hewlett Packard Co                  30,867
Home Depot Inc                       5,388
Intel Corp                          77,585
Internet Cap Group Inc              22,991
Johnson & Johnson                   36,972
Lucent Technologies Inc              4,231
Microsoft Corp                      38,723
Nextel Communications Inc            1,775
Nokia Corp                          85,045
Pfizer Inc                          83,470
Qualcomm Inc                       404,241
Rambus Inc Del                      63,769
Sun Microsystems Inc                 3,932
Tellabs Inc                         44,830
Texas Instrs Inc                     1,561
Warner Lambert Co                   34,632

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